Trade and Other Receivables - Schedule of Analysis of Trade and Other Accounts Receivable (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Analysis of Trade and Other Accounts Receivable [Line Items]
Expected credit loss rate	8.50%	8.70%
Carrying amount	S/ 135,107	S/ 103,562
Expected credit loss	S/ 11,486	S/ 9,014
Financial assets neither past due nor impaired [Member]
Schedule of Analysis of Trade and Other Accounts Receivable [Line Items]
Expected credit loss rate	0.20%	0.20%
Carrying amount	S/ 100,356	S/ 62,120
Expected credit loss	S/ 244	S/ 147
Less than one month [Member] | Financial assets past due but not impaired [member]
Schedule of Analysis of Trade and Other Accounts Receivable [Line Items]
Expected credit loss rate	2.00%	1.00%
Carrying amount	S/ 11,131	S/ 20,566
Expected credit loss	S/ 228	S/ 206
Later than one month and not later than two months [Member] | Financial assets past due but not impaired [member]
Schedule of Analysis of Trade and Other Accounts Receivable [Line Items]
Expected credit loss rate	2.80%	0.80%
Carrying amount	S/ 5,109	S/ 4,525
Expected credit loss	S/ 145	S/ 37
Later than two months and not later than three months [Member | Financial assets past due but not impaired [member]
Schedule of Analysis of Trade and Other Accounts Receivable [Line Items]
Expected credit loss rate	2.60%	7.60%
Carrying amount	S/ 4,326	S/ 2,435
Expected credit loss	S/ 114	S/ 186
Later than three months and not later than four months [Member] | Financial assets past due but not impaired [member]
Schedule of Analysis of Trade and Other Accounts Receivable [Line Items]
Expected credit loss rate	8.60%	20.50%
Carrying amount	S/ 1,275	S/ 1,195
Expected credit loss	S/ 110	S/ 245
Later Than Four Months [Member] | Financial assets past due but not impaired [member]
Schedule of Analysis of Trade and Other Accounts Receivable [Line Items]
Expected credit loss rate	82.50%	64.40%
Carrying amount	S/ 12,910	S/ 12,721
Expected credit loss	S/ 10,645	S/ 8,193